Segment Data	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Segment Data
20.	Segment Data
We design, manufacture and market orthopedic reconstructive products; sports medicine, biologics, extremities and trauma products; craniomaxillofacial and thoracic products (“CMFT”); and related surgical products. Our chief operating decision maker (“CODM”) allocates resources to achieve our operating profit goals through three operating segments. These operating segments, which also constitute our reportable segments, are Americas; EMEA; and Asia Pacific.
Our CODM evaluates performance based upon segment operating profit exclusive of operating expenses pertaining to certain inventory and manufacturing-related charges, intangible asset amortization, goodwill and intangible asset impairment, restructuring and other cost reduction initiatives, quality remediation, acquisition, integration, divestiture and related, litigation, litigation settlement gain, certain European Union Medical Device Regulation expenses, other charges and corporate functions. Corporate functions include corporate legal, finance, information technology, human resources and other corporate departments as well as stock-based compensation and certain operations, distribution, quality assurance and regulatory expenses. Intercompany transactions have been eliminated from segment operating profit.
Our Americas operating segment is comprised principally of the U.S. and includes other North, Central and South American markets. This segment also includes research, development engineering, medical education, and brand management for our orthopedic product category headquarter locations. Our EMEA operating segment is comprised principally of Europe and includes the Middle East and African markets. Our Asia Pacific operating segment is comprised principally of Japan, China and Australia and includes other Asian and Pacific markets. The EMEA and Asia Pacific operating segments include the commercial operations as well as regional headquarter expenses to operate in those markets. Since the Americas segment includes additional costs related to centralized product category headquarter expenses, profitability metrics in this operating segment are not comparable to the EMEA and Asia Pacific operating segments.
Our CODM does not review asset information by operating segment. Instead, our CODM reviews cash flow and other financial ratios by operating segment.
Net sales and other information by segment is as follows (in millions):

	Net Sales			Operating Profit (Loss)			Depreciation and Amortization
	Year Ended December 31,			Year Ended December 31,			Year Ended December 31,
	2021	2020	2019	2021	2020	2019	2021	2020	2019
Americas	$4,102.1	$3,699.5	$4,148.8	$1,709.3	$1,528.2	$1,831.8	$143.1	$135.6	$126.6
EMEA	1,477.2	1,237.3	1,554.8	380.3	303.0	478.5	71.4	73.9	71.9
Asia Pacific	1,248.0	1,190.7	1,257.0	401.3	395.4	447.9	66.7	63.0	57.7

Total	$6,827.3	$6,127.5	$6,960.6

Corporate Functions				(588.6)	(695.6)	(698.2)	126.9	113.8	113.9
Inventory and manufacturing-related charges				(5.1)	(55.0)	(59.3)	—	—	—
Intangible asset amortization				(529.5)	(512.1)	(500.9)	529.5	512.1	500.9
Goodwill and intangible asset impairment				(16.3)	(503.0)	(70.1)	—	—	—
Restructuring and other cost reduction initiatives				(125.7)	(107.2)	(48.2)	—	—	—
Quality remediation				(52.8)	(51.1)	(87.2)	—	—	—
Acquisition, integration, divestiture and related				(3.1)	(11.4)	0.5	—	—	—
Litigation				(192.9)	(159.8)	(65.0)	—	—	—
Litigation settlement gain				—	—	23.5	—	—	—
European Union Medical Device Regulation				(40.8)	(22.5)	(27.0)	—	—	—
Certain R&D agreements				(65.0)	—	—	—	—	—
Other charges				(10.8)	(25.8)	(114.3)	—	—	—

Total				$860.3	$83.1	$1,112.0	$937.6	$898.4	$871.0

We conduct business in the following countries that hold 10 percent or more of our total consolidated Property, plant and equipment, net (in millions):

	As of December 31,
	2021	2020
United States	$1,084.2	$1,122.1
Other countries	752.4	741.7

Property, plant and equipment, net	$1,836.6	$1,863.8

U.S. sales were $3,853.9 million, $3,507.7 million, and $3,894.5 million for the years ended December 31, 2021, 2020 and 2019, respectively. Sales within any other individual country were less than 10 percent of our consolidated sales in each of those years. Sales are attributable to a country based upon the customer’s country of domicile.